PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Prepaid expenses and other deposits	$ 8,530,684	$ 4,488,777
Trade deposits to suppliers [Member]
Prepaid expenses and other deposits	7,894,664	3,914,548
Other short term advances to third parties [Member]
Prepaid expenses and other deposits	258,151	77,204
Utility and sundry deposits [Member]
Prepaid expenses and other deposits	14,047	12,749
Short term advances to employees [Member]
Prepaid expenses and other deposits	$ 363,822	$ 484,276